CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 29, 2016	Jun. 24, 2015
Current Assets:
Cash and cash equivalents	$ 31,446	$ 55,121
Accounts receivable, net	43,944	46,588
Inventories	25,104	23,035
Restaurant supplies	45,455	43,968
Prepaid expenses	30,825	18,512
Total current assets	176,774	187,224
Property and Equipment:
Land	147,626	147,763
Buildings and leasehold improvements	1,626,924	1,546,957
Furniture and equipment	663,472	618,084
Construction-in-progress	23,965	15,001
Gross property and equipment	2,461,987	2,327,805
Less accumulated depreciation and amortization	(1,418,835)	(1,295,761)
Net property and equipment	1,043,152	1,032,044
Other Assets:
Goodwill	164,007	132,381
Deferred income taxes, net	27,003	33,137
Intangibles	30,225	16,642
Other	31,555	34,445
Total other assets	252,790	216,605
Total assets	1,472,716	1,435,873
Current Liabilities:
Current installments of long-term debt	3,563	3,439
Accounts payable	95,414	92,947
Gift card liability	122,329	114,726
Accrued payroll	70,999	82,915
Other accrued liabilities	121,324	111,197
Income taxes payable	18,814	13,251
Total current liabilities	432,443	418,475
Long-term debt, less current installments	1,113,949	970,825
Other liabilities	139,423	125,033
Commitments and Contingencies (Notes 9 and 14)
Shareholders’ Deficit:
Common stock—250,000,000 authorized shares; $0.10 par value; 176,246,649 shares issued and 55,420,656 shares outstanding at June 29, 2016 and 176,246,649 shares issued and 60,585,608 shares outstanding at June 24, 2015	17,625	17,625
Additional paid-in capital	495,110	490,111
Accumulated other comprehensive loss	(11,594)	(8,630)
Retained earnings	2,558,193	2,431,683
Shareholders' equity including treasury stock	3,059,334	2,930,789
Less treasury stock, at cost (120,825,993 shares at June 29, 2016 and 115,661,041 shares at June 24, 2015)	(3,272,433)	(3,009,249)
Total shareholders’ deficit	(213,099)	(78,460)
Total liabilities and shareholders’ deficit	$ 1,472,716	$ 1,435,873